Intangibles Assets - Summary of the amortization recognized in the consolidated statement of profit or loss and other comprehensive income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	S/ 78,781	S/ 76,273	S/ 76,731
Cost of sales [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,664	2,047	2,005
Selling expenses [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	813	0	0
Administrative expense [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	S/ 76,304	S/ 74,226	S/ 74,726